INVESTMENT IN CONTENT	9 Months Ended
Aug. 31, 2022
Investment In Content
INVESTMENT IN CONTENT
9.	INVESTMENT IN CONTENT
As at August 31, 2022 and November 30, 2021, the investment in content represents the unamortized costs of film content in production.